PRUDENTIAL'S GROUP VARIABLE UNIVERSAL LIFE INSURANCE

                        SUPPLEMENT DATED OCTOBER 31, 2001
                                       TO
                         PROSPECTUSES DATED MAY 1, 2001



Group Variable Universal Life Prospectuses

Any and all references to both the Strong Discovery Fund II and Strong International Stock Fund II are hereby deleted from the prospectuses.

Any and all references to 125 Subaccounts or 125 variable investment options are hereby amended to 123 Subaccounts or 123 variable investment options.